VIA EDGAR


                                                              March 2, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                           Re:      The Gabelli Utilities Fund
                                    (Securities Act File No. 333-81209;
                                    Investment Company Act File No. 811-09397)
                                    POST-EFFECTIVE AMENDMENT NO. 6

Ladies and Gentlemen:

                  On behalf of The Gabelli Utilities Fund (the "Fund"), I hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 6 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which, pursuant to Section 310 of Regulation S-T, has been tagged by the Fund's administrator to indicate the changes from the previous amendment to the Registration Statement, filed on December 3, 2004.

                  If your staff has any questions or comments concerning the Amendment, they should call me at (212) 735-2790.


                                Very truly yours,

                                /s/ Richard T. Prins

                                Richard T. Prins



Enclosures

cc:  Bruce Alpert
     Arlene Lonergan